Options (Tables)	9 Months Ended
Aug. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based compensation, stock options, activity
		August 31, 2020			August 31, 2019
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$
Outstanding, beginning of period	2,353,829	8.35	4.30	555,651	31.75	16.69
Granted	-	-	-	1,887,000	0.35	0.26
Expired	(28,800)	18.10	11.00	(31,550)	37.71	17.60
Cancelled	(78,881)	0.38	0.23	-	-	-
Forfeited	(156,652)	0.35	0.22	(6,666)	4.72	2.61
Balance at
end of period	2,089,496	9.31	4.67	2,404,435	8.42	3.78

Options exercisable end of period	1,554,504	12.45	6.19	1,141,431	17.26	7.62

Employee service share-based compensation, allocation of recognized period costs
Stock-based compensation	Three months ended		Nine months ended
related to:	August 31, 2020	August 31, 2019	August 31, 2020	August 31, 2019
	$	$	$	$

Research and development	10,525	40,517	63,930	172,274
Selling, general and administrative	2,359	10,885	14,935	41,417
	12,884	51,402	78,865	213,691